Summary of Significant Accounting Policies (Details)	6 Months Ended
Jun. 30, 2021
Vessels and Equipment
Asset's estimated useful life	25 years
Change in Accounting Method Accounted for as Change in Estimate [Member]
Vessels and Equipment
Asset's estimated useful life	23 years